Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Conversion of Stock [Line Items]
Net Income / (Loss)	$ 710,458	$ (36,798,419)
Adjustments to Reconcile Net Income / (Loss) to Net Cash Used in Operating Activities:
Depreciation Expense	1,284,653	1,430,240
Amortization of operating lease right-of-use assets	508,156	492,806
Loss on disposal of property and equipment	241,541	43,290
Non-cash Warrant Issued	8,828
Gain on Investment	(3,421,222)
Change in Fair Value of Convertible Notes	(14,028,067)	22,764,854
Change in Fair Value of Warrant Liabilities	(736,580)	240,159
Non-cash Interest Expense	346,436	435,373
Non-cash Share-based Compensation	4,892,110	18,594
Changes in Operating Assets and Liabilities:
Accounts Receivable	83,042	(227,218)
Inventory	1,409,180	885,547
Other Current Assets	(115,741)	61,230
Other Long Term Assets	13,151	76,270
Accounts Payable	(672,348)	1,078,467
Other Current Liabilities	(1,151,329)	1,691,432
Operating Lease Liabilities	(587,891)	(672,371)
Net Cash Used in Operating Activities	(11,215,623)	(8,479,746)
Cash Flow (used in) / from Investing Activities
Purchase of Property and Equipment	(106,421)	(26,512)
Proceeds from Sale of Asset		2,400
Proceeds from Purchase of Thinking Tree Spirits	5,090
Net Cash Used in Investing Activities	(101,331)	(24,112)
Cash Flow from Financing Activities
Proceeds from Notes Payable	694,914	250,000
Proceeds from Whiskey Notes (including proceeds from related party Whiskey Notes of $1,100,000 and $800,000 for the years ended December 31, 2024 and 2023, respectively)	3,655,870	2,975,000
Proceeds from Convertible Notes (including proceeds from related party convertible notes of $0 and $4,675,000 for the years ended December 31, 2024 and 2023, respectively)		5,590,000
Repayment of Notes Payable	(1,723,386)	(183,062)
Proceeds from Initial Public Offering of Common Stock, net of Underwriting Commission	5,960,000
Expenses related to Initial Public Offering, recorded to Additional Paid-in-Capital, net against IPO Proceeds	(313,467)
Proceeds from Private Placement of Common Warrants	1,397,998
Proceeds from Private Placement of Preferred Stock and warrants	2,025,000
Deferred Transaction Costs associated with S-1 Filing		(262,896)
Common Stock Shares Repurchased	(3,690)	(11,340)
Net Cash Provided by Financing Activities	11,693,239	8,357,702
Net Increase (Decrease) in Cash	376,284	(146,156)
Cash – Beginning of Period	76,878	223,034
Cash – End of Period	453,162	76,878
Cash Paid during the Period for:
Interest Expense	2,189,265	2,091,366
Income Tax Expense	1,650	7,000
Supplemental Schedule of Non-cash Investing and Financing Activities:
Right-of-use Assets Obtained in Exchange for New Operating Lease Liabilities	152,821	290,060
Transaction Costs Associated with S-1 Filing in Accounts Payable and Other Current Liabilities	1,676,494	1,020,004
Deferred Transaction Costs Applied Against IPO Proceeds	2,054,454
Common Stock Issued in Conjunction with Acquisition of Thinking Tree Spirits	670,686
Unpaid Property and Equipment Additions	204,366	194,366
Preferred Stock and Warrants Issued in Exchange for Barrels and Inventory	1,265,600
Preferred Stock and Warrants Issued in Exchange for Factoring Agreement Notes Payable Including Interest and Fees	719,919
Preferred Stock Issued in Exchange for Warrants	9
Exercise of Warrants to Purchase Common Stock	32
Prepaid Warrants Issued in Exchange for Common Stock	3
2022 and 2023 Convertible Notes [Member]
Supplemental Schedule of Non-cash Investing and Financing Activities:
Conversion of Convertible Notes	15,278,168
Common Stock Exchanged for Prepaid Warrants	193
Convertible Notes To Warrants [Member]
Supplemental Schedule of Non-cash Investing and Financing Activities:
Conversion of Convertible Notes	1,873,000
Conversion of Whiskey Notes [Member]
Supplemental Schedule of Non-cash Investing and Financing Activities:
Conversion of Convertible Notes	11,784,068
Common Stock Exchanged for Prepaid Warrants	$ 197